Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Financial Information for the Company's Segments
As of and for the year ended December 31, 2014 (in millions):

	IFS	GFS	Corporate and Other	Total
Processing and services revenues	$3,858.8	$2,557.3	$(2.3)	$6,413.8
Operating expenses	2,544.0	2,170.4	428.8	5,143.2
Operating income	$1,314.8	$386.9	$(431.1)	1,270.6
Other income (expense) unallocated				(217.2)
Income from continuing operations				$1,053.4
Depreciation and amortization	$216.3	$158.8	$251.2	$626.3
Capital expenditures (1)	$198.7	$189.7	$8.9	$397.3
Total assets	$9,049.2	$4,135.8	$1,327.5	$14,512.5
Goodwill	$6,785.8	$2,091.8	$—	$8,877.6
(1) Capital expenditures include $26.1 million of capital leases.

As of and for the year ended December 31, 2013 (in millions):

	IFS	GFS	Corporate and Other	Total
Processing and services revenues	$3,712.0	$2,353.9	$(2.5)	$6,063.4
Operating expenses	2,424.4	2,003.9	572.2	5,000.5
Operating income	$1,287.6	$350.0	$(574.7)	1,062.9
Other income (expense) unallocated				(239.4)
Income from continuing operations				$823.5
Depreciation and amortization	$199.9	$151.0	$263.7	$614.6
Capital expenditures (1)	$198.0	$144.6	$10.5	$353.1
Total assets	$8,776.1	$3,783.2	$1,399.2	$13,958.5
Goodwill	$6,711.6	$1,788.4	$—	$8,500.0
(1) Capital expenditures include $16.9 million of capital leases.

As of and for the year ended December 31, 2012 (in millions):

	IFS	GFS	Corporate and Other	Total
Processing and services revenues	$3,554.0	$2,241.6	$0.2	$5,795.8
Operating expenses	2,342.0	1,924.4	453.1	4,719.5
Operating income	$1,212.0	$317.2	$(452.9)	1,076.3
Other income (expense) unallocated				(248.0)
Income from continuing operations				$828.3
Depreciation and amortization (1)	$202.6	$157.5	$262.7	$622.8
Capital expenditures	$170.5	$116.8	$10.1	$297.4
Total assets	$8,411.2	$3,579.4	$1,550.2	$13,540.8
Goodwill	$6,596.0	$1,785.5	$—	$8,381.5

(1) Depreciation and amortization excludes $10.0 million of discontinued operations from our Healthcare Benefit Solutions Business.